Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2018	Aug. 10, 2018	Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Dthera Sciences
Entity Central Index Key	0001586372
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 96,304,827
Entity Common Stock, Shares Outstanding		51,410,508
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018